COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	21.0%
BANKING	9.1%
Bank of America Corp., 4.125%, Series PP(a)(b)		33,738	$587,041
Bank of America Corp., 4.25%, Series QQ(a)(b)		74,542	1,340,265
Bank of America Corp., 4.375%, Series NN(a)(b)		48,671	899,927
Bank of America Corp., 5.375%, Series KK(a)(b)		30,922	694,199
Bank of New York Mellon Corp., 6.15% to 3/20/30, Series K(a)(b)(c)		36,375	927,563
Federal Agricultural Mortgage Corp., 4.875%, Series G(b)		27,286	534,806
JPMorgan Chase & Co., 4.20%, Series MM(a)(b)		40,615	744,879
JPMorgan Chase & Co., 4.55%, Series JJ(a)(b)		20,457	400,548
JPMorgan Chase & Co., 5.75%, Series DD(a)(b)		21,620	531,636
M&T Bank Corp., 7.50%, Series J(a)(b)		68,570	1,789,677
Morgan Stanley, 6.375%, Series I(a)(b)		66,456	1,652,096
Morgan Stanley, 6.50%, Series P(a)(b)		14,280	360,570
Morgan Stanley, 6.625%, Series Q(a)(b)		138,044	3,520,122
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)		26,920	636,120
Truist Financial Corp., 4.75%, Series R(a)(b)		38,359	749,151
U.S. Bancorp, 4.00%, Series M(a)(b)		50,675	838,671
Wells Fargo & Co., 4.25%, Series DD(a)(b)		50,571	894,095
Wells Fargo & Co., 4.375%, Series CC(a)(b)		56,086	1,009,548
Wells Fargo & Co., 4.70%, Series AA(a)(b)		87,961	1,690,610
Wells Fargo & Co., 4.75%, Series Z(a)(b)		130,024	2,588,778
Wells Fargo & Co., 5.625%, Series Y(a)(b)		37,197	865,946

			23,256,248

CONSUMER DISCRETIONARY PRODUCTS	0.1%
Ford Motor Co., Senior Debt, 6.50%, due 8/15/62(a)		13,611	309,106

FINANCIAL SERVICES	1.1%
Affiliated Managers Group, Inc., 5.875%, due 3/30/59(a)		3,021	64,498
Affiliated Managers Group, Inc., 6.75%, due 3/30/64(a)		30,867	740,808
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(a)(c)		25,020	648,769
Carlyle Finance LLC, 4.625%, due 5/15/61(a)		20,655	359,397
TPG Operating Group II LP, 6.95%, due 3/15/64(a)		38,549	963,725

			2,777,197

INDUSTRIAL SERVICES	0.7%
WESCO International, Inc., 10.625% to 6/22/25, Series A(b)(c)		71,827	1,814,350

INSURANCE	4.4%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)(a)		41,672	830,940
Arch Capital Group Ltd., 4.55%, Series G(a)(b)		64,738	1,128,383
Arch Capital Group Ltd., 5.45%, Series F(a)(b)		34,097	706,149
Athene Holding Ltd., 4.875%, Series D(a)(b)		70,627	1,207,722
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)		54,821	1,333,795
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(c)		44,523	1,122,425
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)		34,555	903,613
Axis Capital Holdings Ltd., 5.50%, Series E(a)(b)		29,013	591,865
Equitable Holdings, Inc., 4.30%, Series C(a)(b)		13,924	233,923
Equitable Holdings, Inc., 5.25%, Series A(a)(b)		34,139	703,605
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)		35,500	908,090

		Shares		Value
Lincoln National Corp., 9.00%, Series D(a)(b)			17,412	$463,159
MetLife, Inc., 4.75%, Series F(a)(b)			30,287	599,683
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(b)			38,291	606,912

				11,340,264

REAL ESTATE	1.8%
CTO Realty Growth, Inc., 6.375%, Series A(b)			21,968	450,124
Public Storage, 4.10%, Series S(a)(b)			34,003	569,550
Public Storage, 4.625%, Series L(a)(b)			33,707	637,062
Public Storage, 4.70%, Series J(a)(b)			44,889	874,887
Public Storage, 4.75%, Series K(a)(b)			34,590	681,423
Regency Centers Corp., 5.875%, Series B(b)			60,000	1,315,200

				4,528,246

TELECOMMUNICATIONS	1.5%
AT&T, Inc., 4.75%, Series C(a)(b)			48,527	925,410
AT&T, Inc., 5.00%, Series A(a)(b)			43,197	873,011
Telephone & Data Systems, Inc., 6.00%, Series VV(a)(b)			22,067	389,483
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70(a)			16,610	366,583
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70(a)			25,062	554,371
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69(a)			26,813	639,222

				3,748,080

UTILITIES	2.3%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(a)(d)			22,887	576,752
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)(b)			25,091	368,085
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)(b)			34,274	541,872
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(a)			30,378	500,630
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)(b)			42,166	702,486
SCE Trust VII, 7.50%, Series M(a)(b)			71,427	1,642,821
SCE Trust VIII, 6.95%, Series N(a)(b)			50,530	1,147,536
Southern Co., 6.50%, due 3/15/85(a)			21,052	539,773

				6,019,955

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$56,147,550)				53,793,446

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	124.7%
BANKING	74.5%
Abanca Corp. Bancaria SA, 10.625% to 7/14/28 (Spain)(b)(c)(e)(f)		EUR	400,000	501,182
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(c)(e)(f)		EUR	1,200,000	1,357,572
AIB Group PLC, 6.00% to 7/14/31 (Ireland)(b)(c)(e)(f)		EUR	800,000	843,998
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(b)(c)(e)(f)		EUR	800,000	906,393
Alpha Services & Holdings SA, 7.50% to 6/10/30 (Greece)(b)(c)(e)(f)		EUR	800,000	908,039
Alpha Services & Holdings SA, 11.875% to 2/8/28 (Greece)(b)(c)(e)(f)		EUR	300,000	377,916
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(c)(e)			900,000	979,447
Banco Santander SA, 4.125% to 11/12/27 (Spain)(b)(c)(e)		EUR	600,000	629,365
Banco Santander SA, 4.75% to 11/12/26, Series 0000 (Spain)(b)(c)(e)			1,200,000	1,153,314
Banco Santander SA, 7.00% to 11/20/29 (Spain)(b)(c)(e)(f)		EUR	400,000	454,229

	Principal Amount*			Value
Banco Santander SA, 8.00% to 2/1/34 (Spain)(b)(c)(e)		2,400,000		$2,498,724
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(c)(e)		1,400,000		1,540,494
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(c)(e)		2,600,000		2,993,073
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(c)		1,071,000		1,080,696
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)(c)		550,000		558,221
Bank of Ireland Group PLC, 6.375% to 3/10/30 (Ireland)(b)(c)(e)(f)	EUR	600,000		656,088
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(a)(c)		1,540,000		1,537,255
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(a)(c)		1,200,000		1,191,881
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(c)		800,000		828,266
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)(c)		1,600,000		1,677,221
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(c)		880,000		941,248
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(b)(c)(e)		400,000		400,191
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(b)(c)(e)		2,000,000		1,960,892
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(c)(e)		1,000,000		1,033,463
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(c)(e)(f)	GBP	400,000		538,729
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(b)(c)(e)	GBP	800,000		1,095,421
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(c)(e)		3,800,000		4,177,534
BNP Paribas SA, 4.50% to 2/25/30 (France)(b)(c)(e)(g)		1,400,000		1,218,644
BNP Paribas SA, 4.625% to 1/12/27 (France)(b)(c)(e)(g)		1,200,000		1,154,188
BNP Paribas SA, 4.625% to 2/25/31 (France)(b)(c)(e)(g)		3,275,000		2,827,302
BNP Paribas SA, 7.00% to 8/16/28 (France)(b)(c)(e)(g)		565,000		572,173
BNP Paribas SA, 7.375% to 9/10/34 (France)(b)(c)(e)(g)		1,800,000		1,804,256
BNP Paribas SA, 7.75% to 8/16/29 (France)(b)(c)(e)(g)		2,800,000		2,891,017
BNP Paribas SA, 8.00% to 8/22/31 (France)(b)(c)(e)(g)		800,000		833,178
BNP Paribas SA, 8.50% to 8/14/28 (France)(b)(c)(e)(g)		3,000,000		3,144,975
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(c)(e)(g)		800,000		857,021
CaixaBank SA, 6.25% to 7/24/32 (Spain)(b)(c)(e)(f)	EUR	2,000,000		2,168,006
CaixaBank SA, 7.50% to 1/16/30 (Spain)(b)(c)(e)(f)	EUR	400,000		466,581
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)(c)		1,395,000		1,361,500
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)(c)		3,752,000		3,329,896
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)(c)		163,000		161,580
Citigroup Capital III, 7.625%, due 12/1/36(a)		4,115,000		4,580,027
Citigroup, Inc., 6.25% to 8/15/26, Series T(b)(c)		636,000		641,372
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)(c)		4,090,000		4,088,437
Citigroup, Inc., 7.00% to 8/15/34, Series DD(b)(c)		1,998,000		2,076,451
Citigroup, Inc., 7.625% to 11/15/28, Series AA(b)(c)		1,658,000		1,729,067
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)(c)		2,534,000		2,538,260
CoBank ACB, 6.45% to 10/1/27, Series K(b)(c)		1,370,000		1,371,578
CoBank ACB, 7.125% to 1/1/30, Series M(b)(c)		1,250,000		1,272,661
Commerzbank AG, 7.50% to 10/9/30 (Germany)(b)(c)(e)(f)		1,600,000		1,605,043
Commerzbank AG, 7.875% to 10/9/31 (Germany)(b)(c)(e)(f)	EUR	400,000		470,556
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(b)(c)(e)(f)	GBP	800,000		1,070,077
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(e)(g)(h)(i)		3,000,000		240,000
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(b)(c)(e)(f)	EUR	1,800,000		1,970,680
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(b)(c)(e)(f)	EUR	1,400,000		1,594,362
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(c)(e)(f)	EUR	1,000,000		1,128,493
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(b)(c)(g)		1,441,000		1,441,000
Farm Credit Bank of Texas, 7.75% to 6/15/29(b)(c)		839,000		876,754
First Horizon Bank, 5.401% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(b)(d)(g)		1,537	†	1,106,640
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)(c)		4,300,000		4,520,917

	Principal Amount*		Value
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)(e)		1,300,000	$1,152,675
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)(e)		3,800,000	3,784,438
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)(a)		1,402,000	1,494,430
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(c)(e)		1,600,000	1,606,971
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)(e)		800,000	802,387
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(e)		1,800,000	1,898,888
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(b)(c)		779,000	751,576
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(b)(c)		926,000	922,977
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(b)(c)(e)		600,000	502,899
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(b)(c)(e)(f)		2,200,000	2,022,636
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(b)(c)(e)		1,600,000	1,588,749
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(b)(c)(e)(f)		2,800,000	2,838,500
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(c)(e)(f)		1,000,000	1,027,220
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(c)(e)(f)		2,600,000	2,734,225
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(b)(c)(e)(f)	EUR	1,200,000	1,358,941
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(b)(c)(e)(g)		400,000	400,523
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)(c)		1,125,000	1,154,186
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)		2,278,000	2,398,276
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(b)(c)(e)(f)		400,000	397,035
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(b)(c)(e)(f)		1,000,000	994,235
KBC Group NV, 6.25% to 9/17/31 (Belgium)(b)(c)(e)(f)	EUR	200,000	220,195
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(b)(c)(e)(f)	EUR	800,000	849,431
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(b)(c)(e)		1,900,000	1,810,812
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(b)(c)(e)		400,000	402,357
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(c)(e)	GBP	1,200,000	1,513,284
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(b)(c)(e)	GBP	800,000	1,067,758
M&T Bank Corp., 3.50% to 9/1/26, Series I(b)(c)		178,000	169,281
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(b)(c)(e)(f)	GBP	200,000	251,498
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(b)(c)(e)(f)	GBP	400,000	513,793
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(b)(c)(e)		500,000	500,448
NatWest Group PLC, 7.50% to 2/28/32 (United Kingdom)(a)(b)(c)(e)	GBP	800,000	1,005,929
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(b)(c)(e)		400,000	402,380
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(b)(c)(e)		2,000,000	2,104,756
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(c)(e)(g)		600,000	603,327
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)(b)(c)(e)(f)	EUR	500,000	563,540
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)		1,381,000	1,389,698
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(c)		1,976,000	2,008,400
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)		1,949,000	1,963,851
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(e)(f)		200,000	203,125
Societe Generale SA, 5.375% to 11/18/30 (France)(b)(c)(e)(g)		1,800,000	1,582,133
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(c)(e)(g)		2,360,000	2,302,702
Societe Generale SA, 8.125% to 11/21/29 (France)(b)(c)(e)(g)		1,600,000	1,597,855
Societe Generale SA, 8.50% to 3/25/34 (France)(b)(c)(e)(g)		800,000	826,394
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(c)(e)(g)		2,800,000	2,959,057
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(c)(e)(g)		2,800,000	3,034,844
Standard Chartered PLC, 4.30% to 8/19/28 (United Kingdom)(b)(c)(e)(g)		800,000	720,380
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(b)(c)(e)(g)		1,400,000	1,239,748
Standard Chartered PLC, 7.75% to 8/15/27 (United Kingdom)(b)(c)(e)(g)		600,000	622,905
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(b)(c)(e)(g)		1,200,000	1,239,485
State Street Corp., 6.70% to 3/15/29, Series I(b)(c)		1,775,000	1,824,286

		Principal Amount*		Value
State Street Corp., 6.70% to 9/15/29, Series J(b)(c)			1,661,000	$1,704,732
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(b)(f)		EUR	1,583,150	1,929,386
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(e)(f)			1,400,000	1,260,886
Swedbank AB, 7.625% to 3/17/28 (Sweden)(b)(c)(e)(f)			200,000	206,625
Swedbank AB, 7.75% to 3/17/30 (Sweden)(b)(c)(e)(f)			1,400,000	1,448,125
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(a)(c)			1,000,000	1,007,555
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(c)			3,200,000	3,318,096
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)(c)			932,000	906,181
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)(c)			872,000	857,709
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(b)(c)(e)(g)			3,000,000	2,576,401
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(b)(c)(e)(g)			600,000	583,511
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(b)(c)(e)(g)			2,200,000	2,192,726
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(b)(c)(e)(g)			800,000	834,360
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(c)(e)(g)			3,000,000	3,265,620
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)(g)			3,200,000	3,659,846
UniCredit SpA, 6.50% to 12/3/31 (Italy)(b)(c)(e)(f)		EUR	800,000	886,462
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(b)(c)			261,000	258,757
Virgin Money U.K. PLC, 8.25% to 6/17/27 (United Kingdom)(b)(c)(e)(f)		GBP	800,000	1,064,401
Wells Fargo & Co., 5.95%, due 12/15/36(a)			1,027,000	1,038,377
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)(c)			4,055,000	4,218,056
Wells Fargo & Co., 7.625% to 9/15/28(b)(c)			1,900,000	2,034,393
Wells Fargo & Co., 7.95%, due 11/15/29, Series B(a)			249,000	281,607

				190,792,775

CONSUMER DISCRETIONARY PRODUCTS	0.3%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(c)(f)		EUR	200,000	233,153
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(c)(f)		EUR	500,000	603,707

				836,860

ENERGY	0.9%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)(c)			972,000	958,974
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)			1,250,000	1,278,500

				2,237,474

FINANCIAL SERVICES	1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(a)(c)			1,005,000	1,029,031
Air Lease Corp., 6.00% to 9/24/29, Series D(b)(c)			445,000	435,437
Ally Financial, Inc., 4.70% to 5/15/26, Series B(b)(c)			767,000	716,201
Ally Financial, Inc., 4.70% to 5/15/28, Series C(b)(c)			1,065,000	918,557
Apollo Global Management, Inc., 6.00% to 9/15/34, due 12/15/54(a)(c)			142,000	137,514
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(c)(g)			855,000	826,806
ILFC E-Capital Trust I, 6.117% (3 Month USD Term SOFR + 1.812%), due 12/21/65(d)(g)			693,000	578,868

				4,642,414

HEALTH CARE	1.3%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(a)(c)			3,161,000	3,193,841

INSURANCE	13.7%
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(c)(e)(g)			1,400,000	1,354,615
ASR Nederland NV, 6.50% to 4/2/35 (Netherlands)(b)(c)(e)(f)		EUR	1,200,000	1,291,842
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(c)			1,555,000	1,588,045
Athene Holding Ltd., 6.625% to 7/15/34, due 10/15/54(a)(c)			831,000	824,968
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(b)(c)(e)(f)		EUR	600,000	664,212

		Principal Amount*		Value
AXA SA, 8.60%, due 12/15/30 (France)(a)			525,000	$620,318
Corebridge Financial, Inc., 6.375% to 9/15/34, due 9/15/54(a)(c)			555,000	552,773
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)(c)			1,740,000	1,778,633
Credit Agricole Assurances SA, 6.25% to 6/17/35 (France)(b)(c)(e)(f)		EUR	600,000	649,688
Credit Agricole SA, 5.875% to 3/23/35 (France)(a)(b)(c)(e)(f)		EUR	500,000	521,303
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(c)(g)			1,000,000	1,005,646
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(c)			1,205,000	1,177,061
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(a)(c)			1,120,000	1,114,149
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(g)			1,613,000	1,554,794
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(g)			1,300,000	1,352,257
Hartford Insurance Group, Inc., 6.71% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(a)(d)(g)			1,400,000	1,292,262
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(f)			400,000	375,283
Lincoln National Corp., 9.25% to 12/1/27, Series C(b)(c)			1,103,000	1,188,031
Meiji Yasuda Life Insurance Co., 6.10% to 6/11/35, due 6/11/55 (Japan)(a)(c)(g)			3,200,000	3,196,748
MetLife Capital Trust IV, 7.875%, due 12/15/37(a)(g)			2,828,000	3,105,407
MetLife, Inc., 6.35% to 3/15/35, due 3/15/55, Series G(a)(c)			1,220,000	1,224,148
MetLife, Inc., 9.25%, due 4/8/38(a)(g)			2,309,000	2,730,300
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(a)(c)			515,000	525,782
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(a)(c)			990,000	1,033,737
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(a)(c)			860,000	848,949
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(b)(c)(e)(f)			200,000	188,622
SBL Holdings, Inc., 6.50% to 11/13/26(b)(c)(g)			1,472,000	1,365,280
SBL Holdings, Inc., 7.00% to 5/13/25(b)(c)(g)			866,000	855,246
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(c)(g)			800,000	795,338
Voya Financial, Inc., 7.758% to 9/15/28, Series A(b)(c)			314,000	326,478

				35,101,915

PIPELINES	13.1%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(c)			715,000	695,652
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(c)			771,000	746,783
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)			1,693,000	1,673,204
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)			1,970,000	1,951,190
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(a)(c)			1,340,000	1,355,514
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)			844,000	860,349
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(a)(c)			330,000	339,617
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)			2,152,000	2,259,415
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)			1,868,000	1,971,874
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(a)(c)			3,266,000	3,605,344
Energy Transfer LP, 6.50% to 11/15/26, Series H(b)(c)			1,220,000	1,221,612
Energy Transfer LP, 6.625% to 2/15/28, Series B(b)(c)			2,225,000	2,203,352
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(c)			2,373,000	2,407,104
Enterprise Products Operating LLC, 7.571% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(a)(d)			986,000	983,025
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)(g)			1,420,000	1,438,486
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)(g)			1,525,000	1,548,683
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(c)			2,817,000	2,727,425
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)			1,790,000	1,674,874
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(c)			1,958,000	1,949,287
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(c)(g)			1,947,000	1,849,219

				33,462,009

		Principal Amount*		Value
REAL ESTATE	1.1%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(a)(c)(g)			1,000,000	$981,869
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(b)(c)(f)		EUR	800,000	856,917
Unibail—Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(b)(c)(f)		EUR	900,000	1,059,721

				2,898,507

RETAIL & WHOLESALE—STAPLES	0.8%
Land O’ Lakes, Inc., 7.00%(a)(b)(g)			1,100,000	908,381
Land O’ Lakes, Inc., 7.25%(a)(b)(g)			1,190,000	1,012,635

				1,921,016

TELECOMMUNICATIONS	1.0%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(c)			1,090,000	1,094,884
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(c)			1,350,000	1,352,278
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(b)(c)(f)		EUR	200,000	229,500

				2,676,662

UTILITIES	16.2%
AES Corp., 6.95% to 4/15/30, due 7/15/55(c)			940,000	898,107
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)			1,883,000	1,904,860
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)			2,524,000	2,406,200
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(g)			1,350,000	1,335,133
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(c)			1,481,000	1,405,616
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)			1,324,000	1,353,855
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)			1,606,000	1,636,034
Brookfield Infrastructure Finance ULC, 6.75% to 12/15/29, due 3/15/55 (Canada)(a)(c)			460,000	454,424
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(c)			385,000	386,659
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)			1,100,000	1,119,589
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(c)			1,332,000	1,171,769
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(c)			1,200,000	1,172,375
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(b)(c)			1,587,000	1,546,286
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(a)(c)			765,000	761,539
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(c)			711,000	736,358
Edison International, 7.875% to 3/15/29, due 6/15/54(c)			1,415,000	1,365,385
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)			580,000	583,302
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)(c)			1,805,000	1,831,607
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)			1,085,000	1,131,672
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(a)(c)			1,085,000	1,069,936
Exelon Corp., 6.50% to 12/15/34, due 3/15/55(a)(c)			570,000	567,832
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(a)(c)			392,000	369,790
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(a)(c)			538,000	528,084
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(a)(c)			1,135,000	1,139,060
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(a)(c)			1,840,000	1,880,366
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(c)			1,647,000	1,671,570
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(c)			2,554,000	2,613,373
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(c)			1,114,000	1,103,564
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(c)			547,000	555,963
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(c)			2,252,000	2,121,764
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(c)			2,112,000	2,008,494
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(c)			1,856,000	1,842,424

		Principal Amount*	Value
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(a)(c)		939,000	$914,162

			41,587,152

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$312,046,202)			319,350,625

CORPORATE BONDS—INSURANCE	0.1%
SBL Holdings, Inc., 5.00%, due 2/18/31(a)(g)		320,000	287,614

TOTAL CORPORATE BONDS (Identified cost—$291,847)			287,614

		Shares
SHORT-TERM INVESTMENTS	2.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28%(j)		4,480,959	4,480,959
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(j)		2,773,905	2,773,905

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,254,864)			7,254,864

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$375,740,463)	148.6%		380,686,549
LIABILITIES IN EXCESS OF OTHER ASSETS	(48.6)		(124,498,371)

NET ASSETS	100.0%		$256,188,178

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets daily)		Floating Payment Frequency	Maturity Date	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
$30,000,000	0.548%	Monthly	4.524%(k	)	Monthly	9/15/25	$570,628	$(1,293)	$571,921
39,000,000	1.181%	Monthly	4.524%(k	)	Monthly	9/15/26	1,582,684	(4,010)	1,586,694
40,000,000	0.930%	Monthly	4.524%(k	)	Monthly	9/15/27	2,757,143	(5,349)	2,762,492
15,000,000	3.655%	Monthly	USD-SOFR-OIS(l	)	Monthly	9/15/28	(60,597)	—	(60,597)
15,000,000	3.588%	Monthly	USD-SOFR-OIS(l	)	Monthly	9/15/28	(31,982)	—	(31,982)

							$4,817,876	$(10,652)	$4,828,528

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	795,520	USD	859,922	4/28/25	$(1,478)
Brown Brothers Harriman	EUR	600,000	USD	648,574	4/28/25	(1,115)
Brown Brothers Harriman	EUR	600,000	USD	648,574	4/28/25	(1,115)
Brown Brothers Harriman	EUR	592,215	USD	640,172	4/28/25	(1,086)
Brown Brothers Harriman	EUR	4,225,539	USD	4,578,439	4/28/25	2,967
Brown Brothers Harriman	EUR	19,741,377	USD	21,390,098	4/28/25	13,863
Brown Brothers Harriman	GBP	6,410,168	USD	8,297,225	4/28/25	17,381
Brown Brothers Harriman	USD	451,162	EUR	416,062	4/28/25	(643)
Brown Brothers Harriman	USD	256,184	EUR	236,393	4/28/25	(214)
Brown Brothers Harriman	USD	693,836	EUR	644,189	4/28/25	3,700

						$32,260

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $182,182,335 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed-rate coupon period.
(d)	Variable rate. Rate shown is in effect at March 31, 2025.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $124,920,319 which represents 48.8% of the net assets of the Fund (32.4% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $44,462,151 which represents 17.4% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $77,707,798 which represents 30.3% of the net assets of the Fund, of which 0.9% are illiquid.

(h)	Non-income producing security.
(i)	Security is in default.
(j)	Rate quoted represents the annualized seven-day yield.
(k)	Based on USD-SOFR-OIS. Represents rates in effect at March 31, 2025.
(l)	Represents a forward-starting interest rate swap contract with interest receipts and payments commencing on September 15, 2025 (effective date).

Country Summary	% of Managed Assets
United States	48.7
Canada	11.5
United Kingdom	9.6
France	8.1
Netherlands	4.4
Switzerland	3.8
Spain	3.5
Germany	2.2
Japan	1.3
Ireland	0.9
Sweden	0.8
Italy	0.7
Greece	0.5
Other (includes short-term investments)	4.0

100.0

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$53,793,446	$—	$—	$53,793,446
Preferred Securities—Over-the-Counter	—	319,350,625	—	319,350,625
Corporate Bonds	—	287,614	—	287,614
Short-Term Investments	—	7,254,864	—	7,254,864

Total Investments in Securities(a)	$53,793,446	$326,893,103	$—	$380,686,549

Forward Foreign Currency Exchange Contracts	$—	$37,911	$—	$37,911
Interest Rate Swap Contracts	—	4,921,107	—	4,921,107

Total Derivative Assets(a)	$—	$4,959,018	$—	$4,959,018

Forward Foreign Currency Exchange Contracts	$—	$(5,651)	$—	$(5,651)
Interest Rate Swap Contracts	—	(92,579)	—	(92,579)

Total Derivative Liabilities(a)	$—	$(98,230)	$—	$(98,230)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.